Annual Total Returns[BarChart] - Research International Core Portfolio - Research International Core Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.48%)	16.76%	18.92%	(6.71%)	(1.11%)	(1.12%)	28.21%	(13.66%)	28.25%	13.46%